Stock Options (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options
Stock options under the Plan
Recognized stock compensation expense net	$ 3,623,000	$ 2,072,000	$ 5,462,000
Aggregate intrinsic value of stock options outstanding, excluding the effects of expected forfeitures	0	0	0
Aggregate intrinsic value of stock options exercisable	0	0	0
2008 Stock Incentive Plan
Stock options under the Plan
Number of options outstanding, beginning balance (in shares)	5,438,000	6,308,000
Weighted Average Exercise Price, beginning of period (in dollars per share)	$ 5.86	$ 6.13
Number of options, Granted (in shares)	185,000	2,130,000
Weighted Average Exercise Price, Granted (in dollars per share)	$ 6.00	$ 5.44
Weighted Average Fair Value, Granted (in dollars per share)	$ 1.73	$ 1.74	$ 3.46
Number of options, Forfeited or modified (in shares)	5,623,000	3,000,000
Weighted Average Exercise Price, Forfeited or modified (in dollars per share)	$ 5.85	$ 6.13
Number of options outstanding, closing balance (in shares)		5,438,000	6,308,000
Weighted Average Exercise Price, end of period (in dollars per share)		$ 5.86	$ 6.13
Weighted Average Remaining Contractual Term	7 years 6 months 22 days	7 years 7 months 20 days
2008 Stock Incentive Plan | Stock Options
Stock Options
Stock options vested (in shares)	1,534,000	1,225,000	2,066,000
Number of options, Exercised (in shares)	0	0	35,000
Stock options under the Plan
Number of options, Granted (in shares)	185,000	2,130,000	2,769,000
Number of options, Forfeited or modified (in shares)	5,623,000	3,000,000	3,404,000
Unrecognized compensation cost	2,840,000	5,196,000	7,203,000
2012 Stock Incentive Plan
Stock options under the Plan
Number of options, Granted (in shares)	75,000
Weighted Average Exercise Price, Granted (in dollars per share)	$ 425.00
Weighted Average Fair Value, Granted (in dollars per share)	$ 32.56
Number of options outstanding, closing balance (in shares)	74,700
Weighted Average Exercise Price, end of period (in dollars per share)	$ 425.00
Weighted Average Remaining Contractual Term	6 years 9 months 25 days
2012 Stock Incentive Plan | Stock Options
Stock Options
Stock options vested (in shares)	17,000	0	0
Number of options, Exercised (in shares)	0	0	0
Stock options under the Plan
Number of options, Forfeited or modified (in shares)	300	0	0
Unrecognized compensation cost	1,841,000	0	0
Additional disclosures
Weighted-average exercise price of options exercisable (in dollars per share)	$ 425.00
Weighted average remaining contractual term of options exercisable	6 years 9 months 25 days
Total fair value of options vested	$ 483,000
Shares outstanding, vested, and expected to vest (including forfeiture adjusted unvested shares)	54,000
Weighted average exercise price of shares outstanding, vested, and expected to vest (including forfeiture adjusted unvested shares) (in dollars per share)	$ 425.00
Weighted average remaining contractual term of shares outstanding, vested, and expected to vest (including forfeiture adjusted unvested shares)	6 years 9 months 25 days